Annual Total Returns - Fidelity Flex® Intrinsic Opportunities Fund [BarChart] - 07.31 Fidelity Flex Intrinsic Opportunities Fund PRO-07 - Fidelity Flex® Intrinsic Opportunities Fund	Sep. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Mar. 08, 2017
Fidelity Flex Intrinsic Opportunities Fund-Default
Bar Chart Table:
Annual Return 2018	(6.76%)
Annual Return 2019	17.43%
Annual Return 2020	12.85%